FORM 13F HOLDINGS REPORT

13F-HR
3/31/01
FRANCIS M. REPS
0001073402
x*nmbpg6
REPS FRANCIS M.
NONE
1

TERRY REPS
(520) 684-5334
VULTUREMIN@aol.COM

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE














Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:	Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
	Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Terry Reps
Title:	Assistant
Phone:	520-684-5334

Signature, place and date of Signing:

Terry Reps      Wickenburg, AZ    April 17, 2001

Report type (check onlyone):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F HOLDINGS REPORT







Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	2

Form 13F Table Information Value Total	$130,084,000


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NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS	SOLE/SHARED/NONE


ADVAN. MICRO DEV	COM		7903107		 3025   114000	SH	SOLE	       114000
AMER CAP STRAT		COM		24937104	 5596   220000	SH	SOLE	       220000
AMER EXPRESS		COM		25816109	  908	 22000	SH	SOLE		22000
ANALOG DEVICES		COM		32654105	  573	 11200	SH	SOLE		11200
AVON			COM		54303102	  960	 24000	SH	SOLE		24000
CARDINAL HEALTH		COM		141494108	  965	 10000	SH	SOLE		10000
CITIGROUP		COM		172967101	  893	 19865	SH	SOLE		19865
CLAYTON HOMES		COM		184190106	  843	 70000	SH	SOLE		70000
COMPAQ			COM		204493100	  910	 50000	SH	SOLE		50000
COMPUTER ASSOC.		COM		204912109	12681	466200	SH	SOLE	       466200
CONSECO			COM		208464107	  805	 50000	SH	SOLE		50000
DANAHER GROUP		COM		235851102	  818	  8000	SH	SOLE		 8000
FLEXTRONICS INTL.	COM		Y2573F102	  420	 28000	SH	SOLE		28000
HOME DEPOT		COM		437076102	  871	 20200	SH	SOLE		20200
INTEL			COM		458140100	  105	  4000	SH	SOLE		 4000
IOWA BEEF PACKRS	COM		449223106	 1492	 91000	SH	SOLE		91000
JOHNSON & JOHNSN	COM		478160104	  699	  8000	SH	SOLE		 8000
KROEGER			COM		501044101	 4900	190000	SH	SOLE	       190000
MEDTRONIC		COM		585055106	  823	 18000	SH	SOLE		18000
MERCK & CO		COM		589331107	  895	 11800	SH	SOLE		11800
MGIC INVESTMENT		COM		552848103	 1231	 18000	SH	SOLE		18000
MICROSOFT		COM		594918104	  853	 15600	SH	SOLE		15600
MID ATLAN. MEDCAL	COM		59523C107	 3341	165000	SH	SOLE	       165000
NOBLE DRILLING		COM		655042109	  230	  5000	SH	SOLE		 5000
NORTHRUP		COM		666807102	  953	 10900	SH	SOLE		10900
OFFSHORE INC.		COM		G90078109	 2175	 50000	SH	SOLE		50000
PACKAGING CORP.		COM		695156109	  266	 20000	SH	SOLE		20000
PAN AMER. SAT.		COM		697933109	10188	260000	SH	SOLE	       260000
PERMIAN BASIN		COM		714236106	25168  3825000	SH	SOLE	      3825000
PFIZER			COM		717081103	  460	 10000	SH	SOLE		10000
PIM			COM		746909100	  252	 38286	SH	SOLE		38286
RAYTHEON		COM		755111309	 2920	100000	SH	SOLE	       100000
RCM STRATEGIC GLBL	COM		74936A101	 3570	340000	SH	SOLE	       340000
SAFEWAY			COM		786514208	  992	 18000	SH	SOLE		18000
SANDISK CORP		COM		80004C101	   40	  2000	SH	SOLE		 2000
SOVEREIGN BANCORP	COM		845905108	 1190	140000	SH	SOLE	       140000
STATE STREET CORP	COM		857511844	  840	  9000	SH	SOLE		 9000
TYCO INTERNATNL.	COM		902124106	  648	 15000	SH	SOLE		15000
UNIVERSAL HEALTH SER.	COM		913903100	 1102	 12500	SH	SOLE		12500
UNUMPROVIDENT		COM		91529Y106	 5990	205000	SH	SOLE	       205000
WALMART			COM		931142103	  853	 16900	SH	SOLE		16900










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